CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 7,860	$ 7,574
Accounts receivable, net	84,800	84,173
Inventories	69,533	64,450
Prepaid expenses and other current assets	5,563	7,732
Total current assets	167,756	163,929
Property and equipment, net	109,492	94,654
Goodwill	7,824	7,824
Deferred tax asset, net	73,215
Other noncurrent assets	48	49
Total assets	358,335	266,456
Current liabilities
Accounts payable	38,575	35,080
Accrued expenses and other current liabilities	14,584	10,559
Capital lease obligations, current portion	5,578	4,667
Current maturities of long-term debt		2,568
Total current liabilities	58,737	52,874
Capital lease obligations, net of current portion	8,809	7,946
Deferred tax liability, net	489	416
Liability related to tax receivable agreement	62,989
Long-term debt, net		241,437
Total liabilities	131,024	302,673
Commitments and contingencies
Stockholders' / Members' equity (deficit)
Members' equity (deficit)		(36,299)
Preferred stock, $0.01 par value, 10,000 shares authorized, none issued and outstanding, respectively
Additional paid-in capital	83,145
Retained earnings	3,753
Accumulated other comprehensive income	321	82
Total stockholders' equity attributable to Cactus Inc. and members' equity (deficit)	87,484	(36,217)
Non-controlling interest	139,827
Total stockholders' and members' equity (deficit)	227,311	(36,217)
Total liabilities and equity	358,335	$ 266,456
Class A Common Stock
Stockholders' / Members' equity (deficit)
Common stock	$ 265